Equity Incentive Plans (Assumptions Used in the Black-Scholes Model) (Details) - Common Stock Options [Member]	Sep. 30, 2019 USD ($)
Measurement Input, Expected Dividend Rate [Member]
Fair value input, equity securities	0
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair value input, equity securities	5.75
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair value input, equity securities	89.26
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value input, equity securities	1.71
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair value input, equity securities	6.25
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair value input, equity securities	90.43
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value input, equity securities	2.23